Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000234954
Shareholder Report [Line Items]
Fund Name	Regents Park Hedged Market Strategy ETF
Trading Symbol	RPHS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Regents Park Hedged Market Strategy ETF for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regents Park Hedged Market Strategy ETF	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 30, 2022)
Regents Park Hedged Market Strategy ETF - NAV	18.28%	4.83%
S&P 500® Total Return Index	26.38%	11.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,922,296
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 434,976
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,922,296
Number of Portfolio Holdings	49
Advisory Fee	$434,976
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	51.8%
Purchased Options	0.8%
U.S. Government & Agencies	47.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	17.6%
Purchased Options	0.6%
Utilities	0.8%
Energy	0.9%
Communications	1.1%
Health Care	1.7%
Industrials	1.8%
Real Estate	3.3%
Consumer Discretionary	6.2%
Financials	26.9%
U.S. Treasury Obligations	39.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	39.1%
BPCE S.A.	2.7%
GLP Capital, L.P. / GLP Financing II, Inc.	2.2%
Credit Agricole S.A.	2.1%
Capital One Financial Corporation	1.8%
Wells Fargo & Company	1.8%
Societe Generale S.A.	1.7%
Ares Capital Corporation	1.3%
JPMorgan Chase & Company	1.3%
Nissan Motor Acceptance Corporation	1.3%